Exceptional items - Additional Information (Details) - EUR (€) € in Millions	3 Months Ended
	Mar. 31, 2025	Mar. 31, 2024
Analysis of income and expense [abstract]
Business transformation program (1)	€ 11.0	€ 20.5
Exceptional Items, Tax Expense (Income), Continuing Operations	(4.1)	(5.7)
Payments relating to exceptional items	€ (14.4)	€ (24.0)